FIXED ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
FIXED ASSETS
6.  FIXED ASSETS, NET

Fixed assets, net of accumulated depreciation, consisted of the following at September 30, 2011 and December 31, 2010:

	September 30,	December 31,
	2011	2010

Equipment and computers	$36,971	$20,931
Less accumulated depreciation	(8,322)	(3,275)
	$28,648	$17,656

Depreciation expense was $5,048 and $2,001 during the nine months ended September 30, 2011 and 2010, respectively.

6.  FIXED ASSETS

Fixed assets, net of accumulated depreciation, consisted of the following at December 31, 2010 and 2009:

	2010	2009

Equipment and computers	$20,931	$69,414
Less accumulated depreciation	(3,275)	(64,897)
	$17,656	$4,517

Depreciation expense was $3,275 and $0 during the year ended December 31, 2010 and 2009, respectively.  During 2010, $64,897 of fixed assets that were fully depreciated and no longer in service were reversed against their related accumulated depreciation accounts.